UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2011 (Unaudited)

DWS GNMA Fund
	Principal Amount ($)	Value ($)
Government National Mortgage Association 93.7%
Government National Mortgage Association:
4.0%, with various maturities from 7/1/2040 until 2/15/2041 (a)	240,463,141	257,927,141
4.2%, with various maturities from 6/15/2040 until 7/15/2040	405,583	438,742
4.49%, with various maturities from 6/15/2041 until 7/15/2041	2,605,148	2,844,852
4.5%, with various maturities from 6/15/2035 until 10/20/2041 (a) (b)	342,502,771	374,304,635
4.55%, 1/15/2041	5,847,479	6,428,526
4.625%, with various maturities from 4/15/2041 until 5/15/2041	1,448,109	1,592,145
5.0%, with various maturities from 11/15/2032 until 8/20/2041 (a) (b)	673,679,245	748,636,403
5.5%, with various maturities from 12/15/2025 until 5/20/2041 (a) (b)	410,851,512	458,939,905
6.0%, with various maturities from 8/20/2023 until 5/15/2040 (a) (b)	101,098,366	114,497,838
6.5%, with various maturities from 11/20/2032 until 9/20/2039 (b)	80,108,293	90,823,806
7.0%, with various maturities from 1/15/2036 until 6/20/2039 (b)	15,223,625	17,275,239
7.5%, with various maturities from 6/20/2022 until 8/20/2032	310,335	362,361

Total Government National Mortgage Association (Cost $1,980,594,393)		2,074,071,593
Collateralized Mortgage Obligations 11.2%
Fannie Mae Whole Loan, "1A6", Series 2007-W8, 6.46% *, 9/25/2037	4,290,798	4,777,704
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	1,947,904	1,722,465
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037	2,515,684	2,187,909
"UF", Series 3807, 1.47% *, 2/15/2041	1,921,552	1,921,646
"IY", Series 3955, Interest Only, 3.0%, 3/15/2021	16,867,892	1,444,612
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	4,312,163	509,443
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	6,969,625	822,957
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	4,000,000	481,407
"AI", Series 3900, Interest Only, 3.5%, 7/15/2013	18,179,931	619,614
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	17,264,774	760,313
"DI", Series 3710, Interest Only, 4.0%, 1/15/2024	7,967,941	432,015
"NI", Series 3796, Interest Only, 4.0%, 2/15/2025	10,474,509	659,703
"PT", Series 3586, 4.258% **, 2/15/2038	10,468,432	10,725,613
"ZW", Series 3763, 4.5%, 11/15/2040	10,498,621	11,601,554
"57", Series 256, Interest Only, 5.0%, 3/15/2023	3,786,916	351,135
"ZK", Series 3382, 5.0%, 7/15/2037	14,711,789	16,673,266
"CZ", Series 3658, 5.0%, 4/15/2040	1,805,036	2,092,769
"SC", Series 3326, Interest Only, 5.762% **, 6/15/2037	5,457,004	710,817
"PE", Series 2489, 6.0%, 8/15/2032	6,798,414	7,602,664
"TZ", Series 2778, 6.0%, 2/15/2034	3,164,519	3,257,418
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	5,317,314	791,218
"WS", Series 2877, Interest Only, 6.322% **, 10/15/2034	10,111,979	949,414
"SG", Series 3033, Interest Only, 6.372% **, 9/15/2035	3,307,134	511,994
"A", Series 172, Interest Only, 6.5%, 1/1/2024	362,411	57,276
"SB", Series 2742, Interest Only, 6.722% **, 1/15/2019	6,653,844	801,676
"SB", Series 2788, Interest Only, 6.822% **, 10/15/2022	1,812,481	81,738
Federal National Mortgage Association:
"FJ", Series 2003-45, 1.77% *, 6/25/2033	5,933,154	6,098,170
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	4,000,000	376,250
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	19,053,746	1,469,661
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023	31,917,199	1,665,819
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	6,938,976	468,668
"25", Series 351, Interest Only, 4.5%, 5/1/2019	3,605,451	318,087
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	7,524,596	418,380
"21", Series 334, Interest Only, 5.0%, 3/1/2018	3,985,428	318,061
"20", Series 334, Interest Only, 5.0%, 3/1/2018	3,141,864	254,438
''23", Series 339, Interest Only, 5.0%, 7/1/2018	2,856,806	253,418
"27", Series 351, Interest Only, 5.0%, 4/1/2019	876,350	86,115
"26", Series 381, Interest Only, 5.0%, 12/25/2020	616,221	67,374
"BI", Series 2010-10, Interest Only, 5.0%, 9/25/2035	2,698,567	178,514
"PZ", Series 2007-47, 5.0%, 5/25/2037	12,621,903	14,274,512
"ZA", Series 2008-24, 5.0%, 4/25/2038	18,086,407	20,532,993
"ZX", Series 2010-13, 5.0%, 3/25/2040	16,436,861	18,474,665
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	12,178,110	1,528,052
"ZQ", Series G93-39, 6.5%, 12/25/2023	3,393,717	3,798,165
"TS", Series 2003-67, Interest Only, 6.806% **, 8/25/2017	1,018,077	34,544
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	2,817,465	2,348,703
"SY", Series 2008-83, Interest Only, 0.337% **, 8/20/2034	8,430,244	16,651
"HS", Series 2009-121, Interest Only, 1.0% **, 2/20/2037	11,026,374	415,414
"IE", Series 2011-128, Interest Only, 3.5%, 9/20/2026	20,505,911	2,710,506
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	5,351,064	488,272
"BI", Series 2010-95, Interest Only, 4.5%, 8/20/2032	9,572,180	377,556
"AI", Series 2009-22, Interest Only, 4.5%, 10/16/2032	1,607,363	142,510
"PI", Series 2010-20, Interest Only, 4.5%, 9/16/2033	5,635,316	257,319
"TI", Series 2010-115, Interest Only, 4.5%, 10/20/2037	5,365,214	420,808
"BL", Series 2011-46, 4.5%, 10/20/2037	5,143,000	5,670,823
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	4,620,905	595,422
"PI", Series 2010-94, Interest Only, 4.5%, 12/20/2037	6,170,525	508,171
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,500,000	309,966
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	3,715,443	564,199
"VB", Series 2010-26, 5.0%, 1/20/2024	5,500,000	6,361,856
"UI", Series 2010-45, Interest Only, 5.0%, 5/20/2033	5,959,869	367,996
"Z", Series 2004-61, 5.0%, 8/16/2034	3,172,000	3,642,479
"ZB", Series 2005-15, 5.0%, 2/16/2035	14,062,925	15,987,283
"GZ", Series 2005-44, 5.0%, 7/20/2035	4,132,072	4,722,450
"Z", Series 2008-5, 5.0%, 1/20/2038	6,079,147	6,903,574
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	1,776,814	243,760
"ZN", Series 2009-64, 5.0%, 7/20/2039	22,469,449	25,290,886
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,185,788	1,369,853
"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	643,119	19,911
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	2,647,053	359,308
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	7,345,696	871,579
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	2,374,583	290,604
"IB", Series 2005-73, Interest Only, 5.5%, 4/20/2032	1,889,327	102,203
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	4,590,483	579,218
"HZ", Series 2009-43, 5.5%, 6/20/2039	1,900,920	2,269,458
"IJ", Series 2007-53, Interest Only, 5.75%, 6/20/2035	109,383	1,553
"BS", Series 2011-93, Interest Only, 5.818% **, 7/16/2041	33,304,053	5,243,663
"S", Series 2005-28, Interest Only, 5.915% **, 3/20/2035	1,148,994	137,754
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	8,374,620	906,356
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	738,053	159,520
"AV", Series 2010-14, Interest Only, 6.018% **, 2/16/2040	9,900,147	1,964,065
"ST", Series 2009-31, Interest Only, 6.065% **, 3/20/2039	1,777,594	239,736
"SM", Series 2009-100, Interest Only, 6.168% **, 5/16/2039	4,869,572	761,124
"SA", Series 2006-49, Interest Only, 6.175% **, 2/20/2036	9,610,073	1,258,625
"SI", Series 2008-27, Interest Only, 6.185% **, 3/20/2038	6,657,401	969,603
"QA", Series 2007-57, Interest Only, 6.215% **, 10/20/2037	6,265,061	886,301
"SL", Series 2009-100, Interest Only, 6.218% **, 5/16/2039	5,628,106	919,451
"SG", Series 2007-40, Interest Only, 6.395% **, 7/20/2037	27,757,890	4,171,322
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	2,439,198	414,908
"SA", Series 2006-69, Interest Only, 6.515% **, 12/20/2036	8,942,509	1,369,484
"PS", Series 2004-34, Interest Only, 6.868% **, 4/16/2034	3,404,093	721,244
"SA", Series 1999-44, Interest Only, 8.268% **, 12/16/2029	1,146,969	255,822

Total Collateralized Mortgage Obligations (Cost $223,149,227)		247,753,495
U.S. Government Agency Sponsored Pass-Throughs 4.7%
Federal Home Loan Mortgage Corp., 3.5%, 4/1/2041 (a)	50,000,000	51,343,750
Federal National Mortgage Association, 4.5%, with various maturities from 4/1/2039 until 5/1/2041 (a)	48,364,806	51,523,796

Total U.S. Government Agency Sponsored Pass-Throughs (Cost $101,026,188)		102,867,546
Government & Agency Obligations 3.7%
U.S. Treasury Obligations
U.S. Treasury Bill, 0.045% ***, 3/8/2012 (c)	6,097,000	6,096,805
U.S. Treasury Notes:
0.75%, 6/15/2014 (d) (e)	50,000,000	50,542,950
2.125%, 8/15/2021 (b)	25,000,000	25,640,625

Total Government & Agency Obligations (Cost $82,159,399)		82,280,380

	Contracts	Value ($)
Put Options Purchased 0.0%
90 Day Eurodollar Future, Expiration Date 3/19/2012, Strike Price $99.25 (Cost $541,020)	2,400	360,000

	Shares	Value ($)
Securities Lending Collateral 25.6%
Daily Assets Fund Institutional, 0.18% (f) (g) (Cost $566,867,210)	566,867,210	566,867,210
Cash Equivalents 0.3%
Central Cash Management Fund, 0.07% (f) (Cost $7,097,454)	7,097,454	7,097,454

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,961,434,891) †	139.2	3,081,297,678
Other Assets and Liabilities, Net	(39.2)	(868,425,841)

Net Assets	100.0	2,212,871,837

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2011.

**	These securities are shown at their current rate as of December 31, 2011.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,961,556,314.  At December 31, 2011, net unrealized appreciation for all securities based on tax cost was $119,741,364.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $126,820,287 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,078,923.

(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2011 amounted to $557,124,858, which is 25.2% of net assets.
(c)	At December 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At December 31, 2011, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(e)	At December 31, 2011, this security has been pledged, in whole or in part, as collateral for open written options.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	3/21/2012	143	18,750,875	(36,065)
Ultra Long U.S. Treasury Bond	USD	3/21/2012	75	12,014,062	(14,227)
Total unrealized depreciation					(50,292)

Currency Abbreviation

USD	United States Dollar

At December 31, 2011, open written option contracts were as follows:

Written Options	Coupon Rate (%)	Contracts/ Contract Amount	Expiration Date	Strike Price ($)	Value ($) (h)

Call Options
30-Year GNSF	4.0	30,000,000	2/14/2012	106.2	298,830
30-Year GNSF	4.0	30,000,000	2/14/2012	106.5	257,812
30-Year GNSF	4.0	30,000,000	2/14/2012	106.7	219,768
30-Year GNSF	4.0	30,000,000	2/14/2012	106.8	191,016
30-Year GNSF	4.0	30,000,000	2/14/2012	107.0	172,818
30-Year GNSF	4.0	30,000,000	3/12/2012	106.5	262,503
30-Year GNSF	4.0	30,000,000	3/12/2012	106.5	235,547
30-Year GNSF	4.5	30,000,000	1/17/2012	108.6	158,203
30-Year GNSF	4.5	30,000,000	1/13/2012	108.8	94,254
30-Year GNSF	4.5	30,000,000	1/13/2012	109.3	20,337
30-Year GNSF	4.5	60,000,000	2/14/2012	108.7	258,938
30-Year GNSF	4.5	30,000,000	2/14/2012	108.7	136,362
30-Year GNSF	4.5	30,000,000	2/14/2012	109.0	92,865
30-Year GNSF	4.5	60,000,000	3/12/2012	108.5	344,628
30-Year GNSF	4.5	30,000,000	3/12/2012	108.6	168,750
30-Year GNSF	5.0	30,000,000	2/14/2012	110.3	144,211
30-Year GNSF	5.0	30,000,000	3/12/2012	110.1	171,116
30-Year GNSF	4.0	30,000,000	1/17/2012	106.5	254,297
30-Year GNSF	4.0	30,000,000	1/17/2012	107.4	67,969
Total Call Options (Premiums received $3,298,828)				3,550,224

Put Options
90 Day Eurodollar Future		2,400	3/19/2012	99.0	195,000
30-Year GNSF	4.0	30,000,000	1/17/2012	106.4	10,547
30-Year GNSF	4.0	30,000,000	1/17/2012	106.5	1,172
30-Year GNSF	4.0	30,000,000	2/14/2012	105.2	33,390
30-Year GNSF	4.0	30,000,000	2/14/2012	106.0	72,475
30-Year GNSF	4.0	30,000,000	2/14/2012	106.8	148,828
30-Year GNSF	4.0	30,000,000	3/12/2012	106.5	158,203
30-Year GNSF	4.5	30,000,000	1/17/2012	107.6	2,344
30-Year GNSF	4.5	30,000,000	1/13/2012	107.8	1,459
30-Year GNSF	4.5	30,000,000	1/13/2012	108.3	10,692
30-Year GNSF	4.5	30,000,000	2/14/2012	108.0	48,361
30-Year GNSF	4.5	30,000,000	2/14/2012	108.7	96,533
30-Year GNSF	4.5	30,000,000	3/12/2012	108.6	108,984
Total Put Options (Premiums received $2,236,089)				887,988

Total Written Options (Premiums received $5,534,917)				4,438,212

(h)	Net unrealized appreciation on written options at December 31, 2011 was $1,096,705.
At December 31, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

12/24/2012 12/24/2022	114,000,0001	Fixed - 2.39%	Floating - LIBOR	(1,046,455)	—	(1,046,455)
12/24/2012 12/24/2022	114,000,0002	Fixed - 2.36%	Floating - LIBOR	(737,478)	—	(737,478)
Total unrealized depreciation					(1,783,933)

At December 31, 2011, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

6/9/2010 6/1/2012	84,400,0003	0.45%	Citi Global Interest Rate Strategy Index	(273,480)	—	(273,480)

Counterparties:
1	BNP Paribas
2	UBS AG
3	Citigroup, Inc.
GNSF: Government National Single Family
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Government National Mortgage Association	$—	$2,074,071,593	$—	$2,074,071,593
Collateralized Mortgage Obligations	—	247,753,495	—	247,753,495
US Government Agency Sponsored Pass-Throughs	—	102,867,546	—	102,867,546
Government & Agency Obligations	—	82,280,380	—	82,280,380
Short-Term Investments(i)	573,964,664	—	—	573,964,664
Derivatives(j)	360,000	—	—	360,000
Total	$574,324,664	$2,506,973,014	$—	$3,081,297,678
Liabilities
Derivatives(j)	$(245,292)	$(6,300,625)	$—	$(6,545,917)
Total	$(245,292)	$(6,300,625)	$—	$(6,545,917)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended December 31, 2011.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on futures contracts, interest rate swaps and total return swaps contracts and purchased and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized (depreciation) of the Fund's derivative instruments as of December 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$(50,292)	$(2,057,413)	$915,685

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2012